UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21467

Salomon Brothers Capital and Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS CAPITAL AND INCOME FUND

FORM N-Q

JULY 31, 2004

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments (unaudited)	July 31, 2004

Shares	Security (a)	Value
Common Stock — 42.8%
Consumer Discretionary — 4.0%
Hotels Restaurants & Leisure — 0.3%
40,000	Applebee’s International, Inc.	$1,065,600
30,100	McDonald’s Corp.	827,750
		1,893,350
Household Durables — 0.3%
118,900	Newell Rubbermaid Inc.	2,568,240
Leisure Equipment & Products — 0.2%
100,400	Mattel, Inc.	1,759,008
Media — 2.4%
158,100	Cablevision Systems Corp., NY Group Class A Shares+	2,762,007
23,500	Comcast Corp., Class A Shares+	643,900
112,300	EchoStar Communications Corp., Class A Shares+	3,112,956
54,500	The Interpublic Group of Cos., Inc.+	697,055
149,400	Liberty Media Corp., Series A Shares+	1,266,912
3,494	Liberty Media International, Inc., Series A Rights+	20,999
17,470	Liberty Media International, Inc., Series A Shares+	544,715
50,600	The News Corp. Ltd., Sponsored Preferred ADR	1,607,562
140,500	Time Warner Inc.+	2,339,325
117,000	UnitedGlobalCom, Inc., Class A Shares+	741,780
97,000	Viacom Inc., Class B Shares	3,258,230
		16,995,441
Multiline Retail — 0.7%
50,000	Dollar General Corp.	965,000
52,900	Federated Department Stores, Inc.	2,534,968
30,100	Target Corp.	1,312,360
		4,812,328
Textiles & Apparel — 0.1%
30,000	Reebok International Ltd.	1,021,800
	Total Consumer Discretionary	29,050,167
Consumer Staples — 1.7%
Beverages — 0.1%
16,200	PepsiCo, Inc.	810,000
Food & Drug Retailing — 0.1%
80,000	The Kroger Co.+	1,264,000
Food Products — 0.6%
34,100	Kellogg Co.	1,420,606
50,000	Sara Lee Corp.	1,098,000
40,000	The J. M. Smucker Co.	1,672,400
		4,191,006
Household Products — 0.4%
45,700	Kimberly — Clark Corp.	2,927,999
Tobacco — 0.5%
72,300	Altria Group, Inc.	3,441,480
	Total Consumer Staples	12,634,485

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Shares	Security (a)	Value
Energy — 6.2%
Energy Equipment & Services — 1.9%
111,300	ENSCO International Inc.	$3,351,243
62,500	Nabors Industries, Ltd.+	2,906,250
244,000	Patterson-UTI Energy, Inc.	4,448,120
116,500	Rowan Cos., Inc.+	2,844,930
		13,550,543
Oil & Gas — 4.3%
202,500	BP PLC, Sponsored ADR	11,412,900
90,200	Marathon Oil Corp.	3,397,834
51,400	Nexen Inc.	1,977,872
146,300	Total SA, Sponsored ADR	14,242,305
		31,030,911
	Total Energy	44,581,454
Financials — 8.7%
Banks — 1.8%
49,026	Bank of America Corp.	4,167,700
19,100	The Bank of New York Co., Inc.	548,743
16,400	Comerica Inc.	958,908
8,900	Fifth Third Bancorp	439,304
1,700	Golden West Financial Corp.	181,747
7,900	M&T Bank Corp.	736,517
14,400	U.S. Bancorp	407,520
16,500	Wachovia Corp.	731,115
64,800	Wells Fargo & Co.	3,720,168
13,000	Zions Bancorp.	786,500
		12,678,222
Diversified Financials — 1.4%
11,300	American Express Co.	567,825
18,000	Capital One Financial Corp.	1,247,760
3,300	Countrywide Financial Corp.	237,930
53,050	Federal Home Loan Mortgage Corp.	3,411,645
40,040	J.P. Morgan Chase & Co.	1,494,693
8,000	Lehman Brothers Holdings Inc.	560,800
13,000	MBNA Corp.	320,970
27,600	Merrill Lynch & Co., Inc.	1,372,272
6,600	The Goldman Sachs Group, Inc.	582,054
		9,795,949
Insurance — 0.9%
28,700	American International Group, Inc.	2,027,655
8	Berkshire Hathaway Inc., Class A Shares+	698,000
15,300	IPC Holdings, Ltd.	573,750
26,000	PartnerRe Ltd.	1,360,060
8,000	The Hartford Financial Services Group, Inc.	520,800
34,500	Willis Group Holdings Ltd.	1,200,600
		6,380,865
Real Estate — 4.6%
19,300	Alexandria Real Estate Equities, Inc.	1,159,737
65,200	AMB Property Corp.	2,291,128
20,000	American Financial Realty Trust	265,000
7,400	Apartment Investment and Management Co., Class A Shares	236,578
40,100	Archstone-Smith Trust	1,180,143
25,000	Ashford Hospitality Trust Inc.	223,500
31,900	AvalonBay Communities Inc.	1,856,580
17,200	Boston Properties Inc.	909,880
12,400	BRE Properties Inc., Class A Shares	429,660

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Shares	Security (a)	Value
Real Estate — 4.6% (continued)
44,800	CarrAmerica Realty Corp.	$1,365,952
12,000	Developers Diversified Realty Corp.	430,560
20,900	Duke Realty Corp.	642,884
29,900	Equity Office Properties Trust	775,905
50,200	Equity Residential	1,483,410
29,800	Federal Realty Investment Trust	1,257,560
67,400	General Growth Properties Inc.	2,027,392
9,600	Gramercy Capital Corp.+	144,000
7,900	Heritage Property Investment Trust	216,934
27,000	Highwoods Properties, Inc.	626,400
24,000	iStar Financial Inc.	912,000
12,400	Kimco Realty Corp.	596,440
7,400	The Macerich Co.	354,460
7,200	Pan Pacific Retail Properties, Inc.	364,320
107,000	ProLogis	3,642,280
39,200	PS Business Parks Inc.	1,575,840
21,000	Public Storage Inc.	989,730
34,700	The Rouse Co.	1,693,360
34,500	Simon Property Group, Inc.	1,780,545
45,900	SL Green Realty Corp.	2,253,690
26,900	Vornado Realty Trust	1,562,621
		33,248,489
	Total Financials	62,103,525
Health Care — 6.5%
Biotechnology — 1.1%
49,800	Amgen Inc.+	2,832,624
4,500	MedImmune, Inc.+	103,680
64,700	OSI Pharmaceuticals, Inc.+	3,888,470
60,400	Transkaryotic Therapies, Inc. +	900,564
		7,725,338
Health Care Equipment & Supplies — 0.8%
108,900	DJ Orthopedics, Inc.+	1,938,420
50,000	Fisher Scientific International Inc.+	2,910,000
17,900	Guidant Corp.	990,228
		5,838,648
Health Care Providers & Services — 0.3%
25,000	Aetna, Inc.	2,145,000
Pharmaceuticals — 4.3%
276,300	GlaxoSmithKline PLC	5,614,393
127,800	GlaxoSmithKline PLC, Sponsored ADR	5,233,410
80,400	InterMune, Inc.+	963,996
445,800	Pfizer Inc.	14,247,768
2,600	Roche Holding AG	257,134
19,000	Sepracor Inc.+	873,430
105,000	Wyeth	3,717,000
		30,907,131
	Total Health Care	46,616,117
Industrials — 5.1%
Aerospace & Defense — 1.1%
78,100	The Boeing Co.	3,963,575
40,100	Lockheed Martin Corp.	2,124,899
60,000	Raytheon Co.	2,013,000
		8,101,474

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Shares	Security (a)	Value
Building Products — 0.3%
52,800	American Standard Cos. Inc.+	$2,000,592
Commercial Services & Supplies — 0.6%
35,700	Avery Dennison Corp.	2,162,349
60,000	R.R. Donnelley & Sons Co.	1,904,400
		4,066,749
Construction & Engineering — 0.3%
76,000	Chicago Bridge & Iron Company N.V.	2,218,440
Industrial Conglomerates — 2.1%
259,800	General Electric Co.	8,638,350
77,900	Honeywell International Inc.	2,929,819
107,500	Tyco International Ltd.	3,332,500
		14,900,669
Machinery — 0.7%
131,300	Navistar International Corp.+	4,720,235
Trading Companies & Distributors — 0.0%
9,600	MSC Industrial Direct Co., Class A Shares	300,480
	Total Industrials	36,308,639
Information Technology — 4.8%
Communications Equipment — 2.0%
553,600	3Com Corp.+	2,729,248
1,676,200	ADC Telecommunications, Inc.+	4,022,880
81,400	Comverse Technology, Inc.+	1,388,684
20,000	Nokia Oyj, Sponsored ADR	232,400
1,235,600	Nortel Networks Corp.+	4,522,296
150,000	Tellabs, Inc.+	1,336,500
		14,232,008
Computers & Peripherals — 0.7%
186,700	Hewlett-Packard Co.	3,762,005
300,000	Sun Microsystems, Inc.+	1,185,000
		4,947,005
Electronic Equipment & Instruments — 0.2%
67,500	Celestica, Inc., Subordinate Voting Shares+	1,157,625
25,000	Flextronics International Ltd.+	314,250
		1,471,875
Internet Software & Services — 1.0%
85,500	Digitas Inc.+	571,995
74,300	IAC/InterActiveCorp+	2,028,390
260,200	McAfee Inc.+	4,678,396
		7,278,781
IT Consulting & Services — 0.1%
44,400	ProQuest Co.+	1,110,000
Semiconductor Equipment & Products — 0.1%
34,500	Teradyne, Inc.+	589,950
Software — 0.7%
152,200	Microsoft Corp.	4,331,612
52,900	Novell, Inc.+	361,836
		4,693,448
	Total Information Technology	34,323,067

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Shares	Security (a)	Value
Materials — 2.2%
Containers & Packaging — 0.2%
67,200	Smurfit-Stone Container Corp.+	$1,250,592
Metals & Mining — 1.1%
99,600	Alcoa Inc.	3,190,188
61,000	Arch Coal, Inc.	2,059,970
81,200	Barrick Gold Corp.	1,552,544
57,900	Compass Minerals International Inc.	1,182,318
		7,985,020
Paper & Forest Products — 0.9%
19,100	Bowater Inc.	712,430
132,000	International Paper Co.	5,706,360
		6,418,790
	Total Materials	15,654,402
Telecommunication Services — 1.7%
Diversified Telecommunication Services — 1.1%
106,300	Citizens Communications Co.	1,530,720
101,900	MCI Inc.	1,557,032
35,400	NTL Inc.+	1,845,048
65,300	Spectrasite Inc.+	2,807,900
		7,740,700
Wireless Telecommunication Services — 0.6%
88,000	AT&T Wireless Services, Inc.+	1,270,720
142,500	Nextel Communications, Inc., Class A Shares+	3,243,300
		4,514,020
	Total Telecommunication Services	12,254,720
Utilities — 1.9%
Electric Utilities — 0.8%
9,500	Entergy Corp.	546,250
78,600	FirstEnergy Corp.	3,073,260
59,000	PG&E Corp.+	1,683,860
		5,303,370
Gas Utilities — 0.9%
361,900	El Paso Corp.	2,855,391
34,200	Sempra Energy	1,222,650
114,600	Southern Union Co.+	2,281,686
		6,359,727
Multi-Utilities — 0.2%
81,900	NiSource Inc.	1,695,330
	Total Utilities	13,358,427
	Total Common Stock (Cost — $315,970,859)	306,885,003
Preferred Stock — 0.0%
14,000	Delphi Trust I +	360,500
	Total Preferred Stock (Cost — $368,200)	360,500
Convertible Preferred Stock — 4.2%
75,000	Capital One Financial Corp.	3,856,500
60,000	Commerce Capital Trust II	3,367,500

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Shares	Security (a)	Value
Convertible Preferred Stock — 4.2% (continued)
22,500	Dobson Communications Corp.	$2,061,799
38,000	Hanover Compressor Capital Trust	1,824,000
167,000	Host Marriott Finance Trust	8,530,360
30,100	Reckson Associates Realty Corp.	793,135
140,000	Sovereign Cap Trust IV	6,720,000
62,500	Toys “R” Us Inc.	2,855,625
	Total Convertible Preferred Stock (Cost — $31,885,436)	30,008,919

Face Amount
Corporate Bonds — 15.7%
Basic Industries — 2.9%
$1,000,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	983,634
375,000	AK Steel Corp., 7.875% due 2/15/09	359,063
500,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (b)	523,750
1,000,000	Berry Plastics Corp., 10.750% due 7/15/12	1,120,000
250,000	Bowater Inc. Notes, 6.500% due 6/15/13	236,844
500,000	Buckeye Cellulose Corp., 9.250% due 9/15/08	501,250
1,000,000	Compass Minerals Group, Inc., 10.000% due 8/15/11	1,115,000
1,000,000	Equistar Chemicals L.P./Equistar Funding Corp., Sr. Notes, 10.625% due 5/1/11	1,115,000
500,000	Hercules Inc., 6.750% due 10/15/29 (b)	492,500
1,000,000	Huntsman International LLC, 10.125% due 7/1/09	1,022,500
500,000	ISP Holdings Inc., Secured Notes, Series B, 10.625% due 12/15/09	552,500
950,000	Ispat Inland ULC, Secured Notes, 9.75% due 4/1/14 (b)	985,625
500,000	Jefferson Smurfit Corp., 8.250% due 10/1/12	536,250
500,000	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	562,500
1,000,000	Koppers Inc., 9.875% due 10/15/13	1,110,000
1,000,000	Lyondell Chemical Co., Secured Notes, 11.125% due 7/15/12	1,121,250
1,000,000	Millennium America Inc., 9.250% due 6/15/08	1,085,000
225,000	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12 (b)	237,375
500,000	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13 (b)	527,500
1,000,000	Newark Group, Inc., Sr. Sub. Notes, 9.750% due 3/15/14 (b)	965,000
1,000,000	Norske Skog Canada Ltd., Sr. Notes, 7.375% due 3/1/14	1,000,000
500,000	OM Group, Inc., 9.250% due 12/15/11	513,750
400,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	408,000
500,000	Plastipak Holdings Inc. 10.750% due 9/1/11	540,625
500,000	Resolution Performance Products LLC/RPP Capital Corp., Sr. Notes, 9.500% due 4/15/10	520,000
	Rhodia S.A.:
500,000	Sr. Notes, 7.625% due 6/1/10 (b)	462,500
500,000	Sr. Sub. Notes, 8.875% due 6/1/11 (b)	432,500
1,000,000	Tembec Industries Inc., 8.625% due 6/30/09	1,037,500
500,000	Westlake Chemical Corp., 8.750% due 7/15/11	551,250
260,000	Weyerhaeuser Co., Notes, 6.125% due 3/15/07	276,865
150,000	WMC Finance USA, 6.750% due 12/1/06	160,973
		21,056,504
Consumer Cyclicals — 1.4%
500,000	Buffets Inc., Sr. Sub. Notes, 11.250% due 7/15/10	527,500
200,000	Carnival Corp., 3.750% due 11/15/07	198,792
875,000	Cinemark Inc., Sr. Discount Notes, (zero coupon untill 3/15/09, 9.750% thereafter), due 3/15/14 (b)	581,875
1,000,000	Cintas Corp. No. 2, 5.125% due 6/1/07	1,050,834
1,000,000	CVS Corp., Notes, 5.625% due 3/15/06	1,043,488
150,000	DaimlerChrysler NA Holding Corp., 6.400% due 5/15/06	158,092
1,000,000	Felcor Lodging L.P., 9.000% due 6/1/11	1,077,500
750,000	Home Depot Inc., Sr. Notes, 5.375% due 4/1/06	781,752
500,000	Interface Inc., Sr. Sub. Notes, 9.500% due 2/1/14 (b)	505,000
500,000	John Q. Hammons Hotels L.P., 1st Mortgage, Series B, 8.875% due 5/15/12	553,125
750,000	Johnson Controls Inc., Notes, 5.000% due 11/15/06	780,350

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Face Amount	Security (a)	Value
Consumer Cyclicals — 1.4% (continued)
$75,000	LCE Acquisition Corp., 9.000% due 8/1/14 (b)	$74,250
500,000	Levi Strauss & Co., Notes, 7.000% due 11/1/06	487,500
500,000	Meristar Hospitality Corp., 9.125% due 1/15/11	518,750
350,000	Prime Hospitality Corp., Sr. Sub. Notes, Series B, 8.375% due 5/1/12	370,125
750,000	Target Corp., Notes, 5.500% due 4/1/07	791,359
200,000	VF Corp., Notes, 8.100% due 10/1/05	212,166
500,000	VICORP Restaurants Inc., Sr. Notes, 10.500% due 4/15/11 (b)	520,000
		10,232,458
Consumer Non-Cyclicals — 2.7%
472,865	Ahold Lease USA Inc., 7.820% due 1/2/20	474,342
250,000	Ameripath Inc., 10.500% due 4/1/13	255,000
500,000	Athena Neurosciences Finance LLC, 7.250% due 2/21/08	496,250
1,000,000	Boyd Gaming Corp., Sr. Sub. Notes, 6.750% due 4/15/14 (b)	966,250
500,000	Brown-Forman Corp., Notes, 2.125% due 3/15/06	494,963
950,000	Cargill Inc., Notes, 6.250% due 5/1/06 (b)	1,002,934
700,000	Cendant Corp., Notes, 6.875% due 8/15/06	749,043
500,000	Constellation Brands Inc., Series B, 8.125% due 1/15/12	541,250
250,000	Curative Health Services Inc., Sr. Notes, 10.75% due 5/1/11 (b)	227,500
500,000	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	547,500
500,000	Doane Pet Care Co., Sr. Sub Notes, 9.750% due 5/15/07	472,500
350,000	Dole Food Co Inc., Debentures, 8.750% due 7/15/13	369,250
500,000	Elizabeth Arden Inc., 7.750% due 1/15/14	513,125
500,000	Extendicare Health Services, Inc., Sr. Sub. Notes, 6.875% due 5/1/14 (b)	480,000
700,000	Fortune Brands Inc., Notes, 2.875% due 12/1/06	695,234
720,000	The Gillette Co., Notes, 3.500% due 10/15/07	722,321
250,000	Global Cash Access LLC/Global Cash Finance Corp., Sr. Sub. Notes, 8.750% due 3/15/12 (b)	263,125
142,000	HCA Inc., Notes, 7.125% due 6/1/06	150,134
500,000	Home Interiors & Gifts Inc., 10.125% due 6/1/08	500,000
1,000,000	Isle of Capri Casinos Inc., Sr. Sub. Notes, 7.000% due 3/1/14	956,250
350,000	Jean Coutu Group Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (b)	348,687
700,000	Kellogg Co., Sr. Notes, 2.875% due 6/1/08	676,482
500,000	Pinnacle Entertainment Inc., Sr. Sub.Notes, 8.250% due 3/15/12	482,500
150,000	Quest Diagnostics Inc., 6.750% due 7/12/06	160,088
500,000	Rite Aid Corp., Debentures, 6.875 due 8/15/13	460,000
150,000	Safeway Inc., Notes, 4.800% due 7/16/07	153,746
900,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (b)	904,500
	Tenet Healthcare Corp.:
650,000	Notes, 7.375% due 2/1/13	604,500
25,000	Sr. Notes, 9.875% due 7/1/14 (b)	26,094
500,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (b)	535,000
1,000,000	Unilever Capital Corp., 6.875% due 11/1/05	1,052,982
775,000	UnitedHealth Group Inc., Sr. Notes, 3.300% due 1/30/08	761,784
1,000,000	Vanguard Health Systems, Inc., 9.750% due 8/1/11	1,155,000
750,000	WellPoint Health Networks, Notes, 6.375% due 6/15/06	792,680
500,000	VWR International Inc., Sr. Sub. Notes, 8.000% due 4/15/14 (b)	512,500
		19,503,514
Energy — 0.6%
700,000	Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07	682,499
250,000	Duke Energy Field Services LLC, Notes, 5.750% due 11/15/06	261,228
1,000,000	Dynegy Holdings Inc., Debentures, 7.125% due 5/15/18	815,000
1,000,000	El Paso Corp., Sr. Notes, 7.800% due 8/1/31	817,500
500,000	Exco Resources Inc., 7.250% due 1/15/11	520,000
200,000	Norsk Hydro ASA, Notes, 6.36% due 1/15/09	216,628
1,000,000	The Williams Cos., Inc., Sr. Notes, 8.625% due 6/1/10	1,127,500
		4,440,355
Finance — 2.5%
375,000	American Express Centurion Bank, Notes, 1.500% due 7/19/07	374,998
750,000	Amvescap PLC, 6.600% due 5/15/05	771,253

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Face Amount	Security (a)	Value
Finance — 2.5% (continued)
$ 380,000	Banesto Finance Ltd., 7.500% due 3/25/07	$414,855
250,000	Bank United Corp., Sub. Notes, 8.875% due 5/1/07	282,680
200,000	BB&T Corp., Sub. Notes, 6.375% due 6/30/05	207,043
750,000	The Bear Stearns Cos., Inc., Notes, 6.500% due 5/1/06	794,207
75,000	Boeing Capital Corp., Sr. Notes, 5.650% due 5/15/06	78,849
250,000	Capital One Financial Corp., Notes, 7.250% due 5/1/06	265,460
245,000	Chubb Corp., Notes, 6.150% due 8/15/05	253,204
751,000	CIT Group Inc., Notes, 6.500% due 2/7/06	790,777
750,000	Countrywide Home Loans Inc., 5.500% due 2/1/07	785,104
200,000	Ford Motor Credit Co., Notes, 6.875% due 2/1/06	209,905
700,000	General Electric Capital Corp., Notes, 1.610% due 6/22/07	700,722
156,000	General Motors Acceptance Corp., Notes, 6.125% due 9/15/06	162,755
1,000,000	Hartford Financial Services Group Inc., Sr. Notes, 2.375% due 6/1/06	987,098
750,000	Household Finance Corp., Notes, 5.750% due 1/30/07	791,959
750,000	International Lease Finance Corp., Notes, 5.750% due 10/15/06	791,235
1,000,000	John Deere Capital Corp., Notes, 5.125% due 10/19/06	1,039,883
750,000	JPMorgan Chase & Co., Sr. Notes, 5.350% due 3/1/07	793,066
1,000,000	Marsh & McLennan Cos., Inc., Notes, 1.740% due 7/13/07	999,894
1,000,000	MGIC Investment Corp., Sr. Notes, 7.500% due 10/15/05	1,053,995
750,000	Morgan Stanley, 5.800% due 4/1/07	793,927
1,000,000	Protective Life Secured Trust, Secured Notes, 1.680% due 4/13/07	999,807
150,000	Rio Tinto Finance USA Ltd., Notes, 2.625% due 9/30/08	141,807
1,000,000	SLM Corp., Notes, 1.860% due 1/26/09	998,225
200,000	Suntrust Bank, Sr. Notes, 2.125% due 1/30/06	199,036
260,000	Textron Financial Corp., Notes, 2.750% due 6/1/06	258,362
200,000	Vornado Realty L.P., Notes, 5.625% due 6/15/07	209,433
1,000,000	Wells Fargo & Co., Notes, 1.61938% due 3/23/07	1,000,862
425,000	Zions Bancorp., Senior Notes, 2.700% due 5/1/06	422,727
		17,573,128
Manufacturing — 0.7%
175,000	Blount Inc., 13.000% due 8/1/09	189,000
1,000,000	Cooper Industries Inc., 5.250% due 7/1/07	1,046,389
352,000	Dover Corp., Notes, 6.450% due 11/15/05	368,352
1,000,000	Eaton Corp., Notes, 6.950% due 11/15/04	1,013,741
150,000	Goodrich Corp., 7.500% due 4/15/08	166,338
710,000	Honeywell International Inc., Notes, 6.875% due 10/3/05	744,008
200,000	Ingersoll-Rand Co., Notes, 6.250% due 5/15/06	210,879
175,000	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (b)	177,187
150,000	Masco Corp., Notes, 6.750% due 3/15/06	158,921
500,000	Sensus Metering Systems Inc., Sr. Sub. Notes, 8.625% due 12/15/13 (b)	492,500
250,000	Tyco International Group SA, 6.375% due 6/15/05	257,487
		4,824,802
Media and Cable — 1.3%
	Cablevision Systems Corp., Sr. Notes:
625,000	5.670% due 4/1/09 (b)	637,500
900,000	8.000% due 4/15/12 (b)	888,750
1,000,000	CBS Corp., 7.150% due 5/20/05	1,036,804
	Charter Communications Holdings, LLC., Sr. Notes:
400,000	10.000% due 4/1/09	317,000
1,000,000	10.750% due 10/1/09	810,000
250,000	Clear Channel Communications Inc., Sr. Notes, 6.000% due 11/1/06	262,756
250,000	COX Communications Inc., Notes, 7.750% due 8/15/06	271,624
1,350,000	Dex Media Inc., Discount Notes, (zero coupon until 11/15/08, 9.000% thereafter), due 11/15/13 (b)	945,000
750,000	Insight Midwest, L.P., Sr. Notes, 10.500% due 11/1/10	804,375
750,000	Mediacom Broadband LLC, 11.000% due 7/15/13	772,500
225,000	Nexstar Finance Holdings LLC, Sr. Discount Notes, (zero coupon until 4/1/08, 11.375% thereafter), due 4/1/13	162,000
50,000	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (b)	52,125
750,000	Reed Elsevier Capital Inc., 6.125% due 8/1/06	791,878
150,000	TCI Communications Inc., Sr. Notes, 6.875% due 2/15/06	158,342

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Face Amount	Security (a)	Value
Media and Cable — 1.3% (continued)
$150,000	Time Warner Inc., 6.125% due 4/15/06	$157,191
675,000	Walt Disney Co., Notes, 5.500% due 12/29/06	707,057
325,000	Young Broadcasting Inc., 10.000% due 3/1/11	329,875
		9,104,777
Services & Other — 0.4%
1,000,000	Allied Waste North America, Inc., Sr. Notes, Series B, 7.375% due 4/15/14	962,500
500,000	Cenveo Corp., Sr. Sub. Notes, 7.875% due 12/1/13	458,750
1,000,000	Iron Mountain Inc., 7.750% due 1/15/15	1,027,500
		2,448,750
Technology — 0.4%
500,000	Amkor Technology Inc., Sr. Notes, 7.125% due 3/15/11	430,000
1,000,000	Hewlett-Packard Co., Notes, 7.150% due 6/15/05	1,040,893
2,000,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,535,000
		3,005,893
Telecommunications — 1.7%
1,000,000	Alamosa (Delaware), Inc., (zero coupon until 7/31/05, 12.000% thereafter), due 7/31/09	982,500
1,000,000	American Tower Corp., Sr. Notes, 7.500% due 5/1/12 (b)	987,500
1,000,000	BellSouth Corp., Notes, 4.119% due 4/26/05 (b)	1,013,198
1,000,000	Crown Castle International Corp., Sr. Notes, Series B, 7.500% due 12/1/13	1,002,500
1,000,000	GTE Corp., Debentures, 6.360% due 4/15/06	1,052,299
750,000	GTE North Inc., Debentures, Series H, 5.650% due 11/15/08	788,370
175,000	PanAm Sat Corp., Sr. Notes, 9.000% due 8/15/14 (b)	176,855
2,000,000	Qwest Services Corp., Notes, 14.500% due 12/15/14 (b)	2,410,000
1,000,000	SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09	1,040,000
1,000,000	SBC Communications Inc., Notes, 5.750% due 5/2/06	1,046,051
500,000	SpectraSite Inc., Sr. Notes, 8.250% due 5/15/10	518,750
250,000	Sprint Capital Corp., 6.000% due 1/15/07	263,084
	UbiquiTel Operating Co.:
500,000	Sr. Notes, 9.875% due 3/1/11	498,750
250,000	Zero coupon until 4/15/05, (14.000% thereafter), due 4/15/10	252,500
		12,032,357
Utilities — 1.1%
	The AES Corp., Sr. Notes:
100,000	9.500% due 6/1/09	109,000
1,400,000	7.750% due 3/1/14	1,368,500
1,000,000	Calpine Corp., Secured Notes, 8.750% due 7/15/13 (b)	805,000
175,000	Calpine Generating Co. LLC, Secured Notes, 10.250% due 4/1/11 (b)	158,375
350,000	Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08	348,189
1,000,000	Edison Mission Energy, Senior Notes, 7.730% due 6/15/09	1,037,500
600,000	KeySpan Corp., Notes, 6.150% due 6/1/06	632,229
950,000	Niagra Mohawk Power Corp., 1st Mortgage, 7.750% due 5/15/06	1,025,684
150,000	Nisource Finance Corp., 7.625% due 11/15/05	158,730
1,000,000	NRG Energy Inc., Secured Notes, 8.000% due 12/15/13 (b)	1,027,500
250,000	Pinnacle West Capital Corp., Senior Notes, 6.400% due 4/1/06	262,641
1,000,000	Reliant Energy Inc., Secured Notes, 9.500% due 7/15/13	1,080,000
130,000	United Utilities PLC, Notes, 6.450% due 4/1/08	139,742
		8,153,090
	Total Corporate Bonds (Cost — $113,000,367)	112,375,628
Convertible Bonds — 9.5%
2,000,000	Agere Systems Inc., Sub. Notes, 6.500% due 12/15/09	2,017,500
4,500,000	Allied Waste Industries Inc., Sr. Sub. Debentures, 4.250% due 4/15/34	3,982,500
8,500,000	Atmel Corp, Sub. Notes, Zero coupon due 5/23/21	3,750,625
3,000,000	BEA Systems Inc., Sub. Notes, 4.000% due 12/15/06	2,985,000
5,000,000	BioMarin Pharmaceuticals Inc. Sub. Notes, 3.500% due 6/15/08	4,287,500
7,500,000	Ciena Corp., Sr. Notes, 3.750% due 2/1/08	6,581,250
2,000,000	Conexant Systems Inc., Sub. Notes, 4.000% due 2/1/07	1,752,500
17,000,000	EL Paso Corp., Zero Coupon Debentures due 2/28/21	8,415,000
7,000,000	i2 Technologies Inc., Sub. Notes, 5.250% due 12/15/06	6,308,750

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Face Amount	Security (a)	Value
Convertible Bonds — 9.5% (continued)
$5,250,000	InterMune Inc., Sr. Notes, 0.250% due 3/1/11 (b)	$4,200,000
4,000,000	Mediacom Communications Corp., Sr. Notes, 5.250% due 7/1/06	3,790,000
4,500,000	Navistar Financial Corp., Sub. Notes, 4.750% due 4/1/09	4,387,500
5,000,000	Nortel Networks Corp., 4.250% due 9/1/08	4,768,750
1,500,000	Silicon Graphics Inc., Sr. Notes, 6.500% due 6/1/09	1,944,375
3,500,000	Tyco International Group SA, 2.750% due 1/15/08	4,987,500
4,000,000	Vertex Pharmaceuticals Inc., 5.750% due 2/15/11 (b)	3,755,000
	Total Convertible Bonds (Cost — $73,551,813)	67,913,750
Sovereign Bonds — 9.7%
Argentina — 0.2%
	Republic of Argentina:
925,000	Discount Bond, Series L-GL, 2.4375 % due 3/31/23 (c)(d)	474,062
1,740,000	Series L-GP, 6.000% due 3/31/23 (d)	893,925
		1,367,987
Brazil — 2.5%
	Federal Republic of Brazil:
3,430,000	12.250% due 3/6/30	3,704,400
13,950,099	C Bonds, 8.000% due 4/15/14	13,161,047
1,247,064	DCB, Series L, 2.125% due 4/15/12 (c)	1,085,725
		17,951,172
Bulgaria — 0.1%
600,000	Republic of Bulgaria, 8.250% due 1/15/15	715,500
Colombia — 0.5%
4,300,000	Republic of Colombia, 8.1250% due 5/21/24	3,676,500
Costa Rica — 0.1%
350,000	Republic of Costa Rica, 9.995% due 8/1/20 (b)	386,750
Dominican Republic — 0.0%
385,000	Dominican Republic, 9.500% due 9/27/06	294,525
Ecuador — 0.5%
	Republic of Ecuador:
2,850,000	12.000% due 11/15/12	2,693,250
1,150,000	7.000% due 8/15/30	857,325
		3,550,575
Mexico — 1.6%
	United Mexican States:
650,000	6.375% due 1/16/13	663,650
10,810,000	6.625% due 3/3/15	11,023,498
		11,687,148
Panama — 0.4%
2,475,000	Republic of Panama, 9.375% due 1/16/23	2,586,375
Peru — 0.3%
1,900,000	Republic of Peru, 9.875% due 2/6/15	2,044,875
Philippines — 0.5%
	Republic of Philippines:
3,250,000	9.000% due 2/15/13	3,331,250
425,000	10.625% due 3/16/25	461,125
		3,792,375
Russia — 2.1%
1,000,000	Aries Vermogensverwaltungs GmbH Credit Linked Notes, 9.600% due 10/25/14 (b)	1,062,500
	Russian Federation:
3,335,000	11.000% due 7/24/18	4,227,112

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Face Amount	Security (a)	Value
Russia — 2.1% (continued)
$275,000	12.750% due 6/24/28	$402,187
10,300,000	5.000% due 3/31/30 (c)	9,463,125
		15,154,924
South Africa — 0.1%
	Republic of South Africa:
250,000	9.125% due 5/19/09	292,187
100,000	6.500% due 6/2/14	103,000
		395,187
SupraNational — 0.0%
300,000	Corporacion Andina de Fomento, 2.010% due 1/26/07 (c)	301,152
Turkey — 0.5%
	Republic of Turkey:
200,000	11.750% due 6/15/10	236,000
2,700,000	11.000% due 1/14/13	3,125,250
		3,361,250
Venezuela — 0.3%
2,575,000	Republic of Venezuela, 5.375% due 8/7/10	2,140,469
	Total Sovereign Bonds (Cost — $72,155,304)	69,406,764
U.S. Government Agencies and Obligations — 5.6%
3,715,968	Fannie Mae, 8.000% due 12/1/12	3,959,676
	Freddie Mac:
378,734	6.000% due 3/15/34	384,244
967,522	6.000% due 4/15/34	984,475
	Gold:
786,148	8.500% due 9/1/25	864,600
14,122,752	6.000% due 9/1/32	14,505,736
19,182,836	6.000% due 2/1/34	19,695,592
	Total U.S. Government Agencies and Obligations (Cost — $40,299,540)	40,394,323
Asset-Backed Securities — 6.6%
840,385	Aegis Asset Backed Securities Trust, Series 2004-2, Class N1, 4.500% due 4/25/34 (b)	837,365
1,000,000	Ameriquest Mortgage Securities Inc., Series 2003-12, Class M2, 3.150% due 11/25/33	1,025,672
1,000,000	AQ Finance Net Interest Margin Trust, Class A, 5.193% due 6/25/34 (b)	1,000,077
750,000	Argent Net Interest Margin Trust, Series 2004-WN8, Class A, 4.700% due 7/25/34 (b)	749,398
2,000,000	Argent Securities Inc., Series 2004-W8, Class M4, 2.750% due 5/25/34	2,005,594
750,000	Asset Backed Funding Certificates, Series 2004-FF1, Class M2, 2.930% due 1/25/34	750,000
1,000,000	Asset Backed Funding Corp. Net Interest Margin Trust, Series 2004-OPT4, Class N1, 4.450% due 5/26/34 (b)	1,000,000
	Bayview Financial Acquisition Trust:
500,000	Series 2001-C, Class M3, 2.700% due 8/25/36 (b)	495,625
1,006,408	Series 2002-DA, Class M1, 2.150% due 8/25/32 (b)	1,012,126
	Bear Stearns Asset Backed Securities Inc.:
2,000,000	Series 2004-HE5, Class M1, 1.670% due 7/25/34	2,001,187
	Net Interest Margin Notes:
	Class A1:
270,000	Series 2004-FR1, 5.000% due 5/25/34 (b)	270,000
937,061	Series 2004-HE5N, 5.000% due 7/25/34 (b)	935,744
500,000	Series 2004-HE6, 5.250% due 8/25/34 (b)	500,000
79,000	Class A2, Series 2004-HE5N, 5.000% due 7/25/34 (b)	78,790
	Countrywide Asset-backed Certificates:
	Class M4:
750,000	Series 2003-3, 2.850% due 3/25/33	760,085
410,000	Series 2004-5, 2.700% due 6/25/34	410,243
	Class N1:
1,112,015	Series 2004-2N, 5.000% due 2/25/35 (b)	1,108,192

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Face Amount	Security (a)	Value
Asset-Backed Securities — 6.6% (continued)
$1,000,000	Series 2004-5N, 5.500% due 10/25/35 (b)	$1,000,000
1,484,584	Credit-Based Asset Servicing and Securitization, Series 2004-AN, Class A, 5.000% due 9/27/36 (b)	1,470,677
600,000	C.S. First Boston Mortgage Securities Corp., Series 2001-HE16, Class M2, 2.650% due 11/25/31	602,257
940,047	Finance America Net Interest Margin Trust, Series 2004-1, Class A, 5.250% due 6/27/34 (b)	940,341
1,085,457	First Consumers Master Trust, Series 2001-A, Class A, 1.690% due 9/15/08	998,556
750,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF2, Class M4, 2.250% due 3/25/34	750,445
	Fremont Home Loan Trust:
1,000,000	Series 2004-A, Class M5, 2.550% due 2/25/34	1,000,593
2,000,000	Series 2004-B, Class M4, 2.620% due 5/25/34	2,004,890
876,582	Fremont Net Interest Margin Trust, Series 2004-B, 4.703% due 5/25/34 (b)	876,582
1,218,880	Merrill Lynch Mortgage Investors Inc., Series 2004-WM2N, Class N1, 4.500% due 10/25/05 (b)	1,218,341
1,200,000	Metris Master Trust, Series 2001-3, Class B, 2.320% due 7/21/08	1,200,898
1,000,000	Merit Securities Corp., Series 11PA, Class B2, 2.96188% due 9/28/32 (b)	961,986
	Morgan Stanley ABS Capital I:
1,400,000	Series 2004-HE4, Class M2, 2.750% due 5/25/34	1,400,829
725,846	Series 2004-NC2N, 6.250% due 12/25/33 (b)	727,065
	New Century Home Equity Loan Trust:
750,000	2.520% due 6/20/31	752,655
1,500,000	Series 2003-4, Class M2, 3.270% due 10/25/33	1,542,664
1,500,000	North Street Referenced Linked Notes Ltd., Series 2000-1A, Class A, 2.380% due 4/28/11 (b)	705,000
	Novastar Home Equity Loan:
2,000,000	Series 2003-4, Class M2, 3.075% due 2/25/34	2,045,604
1,000,000	Series 2004-1, Class M4, 2.425% due 6/25/34	1,002,105
1,250,000	Series 2004-2, Class M5, 2.950% due 9/25/34	1,251,308
930,266	Novastar Net Interest Margin Trust, Class 2004-N2, 4.458% due 6/26/34 (b)	930,266
1,500,000	Option One Mortgage Loan Trust, Series 2004-2, Class M2, 2.500% due 5/25/34	1,500,889
	Sail Net Interest Margin Notes, Class A:
561,601	Series 2003-BC2A, 7.750% due 4/27/33 (b)	556,152
732,738	Series 2004-2, 5.500% due 3/27/34 (b)	732,197
1,865,954	Series 2004-4A, 5.000% due 4/27/34 (b)	1,863,039
1,319,322	Series 2004-5, 4.500% due 6/27/34 (b)	1,317,261
1,308,542	Sharp SP I LLC Net Interest Margin Trust, Series 2004-OP1N, Class NA, 5.190% due 4/25/34 (b)	1,308,411
1,500,000	Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2, 3.300% due 10/25/33	1,523,202
	Total Asset-Backed Securities (Cost — $47,089,494)	47,124,311
Collateralized Mortgage Obligations — 0.8%
1,750,000	Commercial Mortgage Pass-Through Certificates, Series 2002-FL6, Class E, 2.380% due 6/14/14	1,760,124
1,968,145	Impac CMB Trust, Series 2004-4, Class 2M2, 2.950% due 9/25/34	1,976,925
	Merrill Lynch Mortgage Investors Inc., Class B2:
750,000	Series 2004-A, 2.370% due 4/25/29	749,111
1,000,000	Series 2004-B, 2.330% due 5/25/29	999,392
	Total Collateralized Mortgage Obligations (Cost — $5,465,270)	5,485,552
Loan Participations (c)(e) — 0.3%
2,582,500	Kingdom of Morocco, Tranche A, 2.03125% due 1/2/09 (J.P. Morgan Chase & Co.) (Cost — $2,554,133)	2,546,991
Contracts
Purchased Options — 1.4%
200	S&P 500 Index, Call @ 1,050, Expire 9/18/04	1,197,000
2,500	S&P 500 Index, Put @ 1,075, Expire 12/18/04	8,612,500
	Total Purchased Options (Cost — $11,455,672)	9,809,500

See Notes to Schedule of Investments.

Salomon Brothers Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2004

Face Amount	Security (a)	Value
Repurchase Agreements — 3.4%
$7,000,000	Deutsche Bank Securities Inc. dated 7/30/04, 1.340% due 8/2/04; Proceeds at maturity — $7,000,782; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 7.125% due 8/3/04 to 3/15/31; Market value — $7,140,009)	$7,000,000
3,071,000	Goldman Sachs Group Inc. dated 7/30/04, 1.360% due 8/2/04; Proceeds at maturity — $3,071,348; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 8.750% due 9/2/04 to 1/15/25; Market value — $3,132,424)	3,071,000
7,000,000	Morgan Stanley dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $7,000,788; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 8.440% due 9/15/04 to 8/6/38; Market value — $7,209,402)	7,000,000
7,000,000	UBS Securities LLC dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $7,000,788; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market value — $7,140,039)	7,000,000
	Total Repurchase Agreements (Cost — $24,071,000)	24,071,000
	Total Investments - 100.0% (Cost — $737,867,088*)	$716,382,241

+	Non-income producing security.
(a)	All securities are segregated as collateral pursuant to revolving credit facility.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c)	Rate shown reflects current rate on instrument with variable rates or step coupon rates.
(d)	Security is currently in defaulted.
(e)	Participation interests were acquired through the financial institutions indicated parenthetically.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

C Bond — Capitalization Bond

DCB — Debt Conversion Bond

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

Note 1. Significant Accounting Policies

Salomon Brothers Capital and Income Fund Inc. (“Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund seeks total return with an emphasis on income by investing primarily in a portfolio consisting of a broad range of equity and fixed income securities of both U.S. and foreign issuers.

The significant accounting policies followed by the Fund are as follows:

(a) SECURITIES VALUATION. In valuing the Fund’s assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there were sales on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and (iii) at the bid price if there was no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to the Schedule of Investments (unaudited) (continued)

Note	2. Option Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily and are included in the schedules of investments. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At July 31, 2004, the Fund held purchased put and call option contracts with a total cost of $11,455,672.

Note	3. Loan Participations

The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

At July 31, 2004, the Fund held loan participations with a total cost of $2,554,133 and a total market value of $2,546,991.

Note	4. Credit Risk

The yields of emerging market debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Notes to the Schedule of Investments (unaudited) (continued)

Note	5. Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Note	6. Loan

At July 31, 2004, the Fund had a $120,000,000 loan available pursuant to revolving credit and security agreement with Crown Point Capital Company, LLC and Citicorp North America, Inc. (“CNA”), an affiliate of SBAM. In addition, CNA acts as an administrative agent. The loans generally bear interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Capital and Income Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 29, 2004

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: September 29, 2004